Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
17.1. Accounting policies
17.1.1 Finite useful life
Intangible assets acquired are measured at cost at the time of their initial recognition. After initial recognition, intangible assets with finite useful lives, generally software, are stated at cost, less accumulated amortization and accumulated impairment losses, where applicable. Intangible assets generated internally, excluding development costs, are not capitalized and the expense is reflected in the statements of operations for the year in which it was incurred.
17.1.2 Indefinite useful life
17.1.2.1 Goodwill
In this category, the amounts related to goodwill arising from the business combinations of IntelAzul S.A. and Azul Conecta are recorded. Goodwill is tested annually by comparing the carrying amount with the recoverable amount of the cash-generating unit. Management makes judgments and establishes assumptions to assess the impact of macroeconomic and operational changes, in order to estimate future cash flows and measure the recoverable amount of assets. No impairment has been recorded to date.
17.1.2.2 Rights of operations in airports (slots)
In the business combinations of IntelAzul S.A. and Azul Conecta, slots acquired were recognized at their fair values at the acquisition date and not amortized. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including requirements and authorizations for permission to operate in Brazil and limited availability of usage rights at the most important airports in terms of air traffic volume. The carrying amount of these rights is assessed annually. No impairment has been recorded to date.
17.2 Breakdown of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Transfers(c)	December 31, 2021

Cost
Goodwill(a)	—	810,948	134,820	(44,351)	901,417
Slots(b)	—	82,196	—	44,351	126,547
Software	—	593,334	152,542	2,173	748,049
		1,486,478	287,362	2,173	1,776,013
Amortization
Software	17%	(316,210)	(101,765)	—	(417,975)
		(316,210)	(101,765)	—	(417,975)

Total intangible assets, net		1,170,268	185,597	2,173	1,358,038

Description	Weighted average rate (p.a.)	December 31, 2019	Acquisitions	Disposals/ write-offs	December 31, 2020

Cost
Goodwill(a)		753,502	57,446	—	810,948
Slots(b)		82,196	—	—	82,196
Software		489,904	109,587	(6,157)	593,334
		1,325,602	167,033	(6,157)	1,486,478

Amortization
Software	16%	(238,118)	(78,151)	59	(316,210)
		(238,118)	(78,151)	59	(316,210)

Total intangible assets, net		1,087,484	88,882	(6,098)	1,170,268

(a)
Goodwill, in the amounts of R$753,502 and R$147,915, arises from the acquisition of IntelAzul S.A. (formerly Tudo Azul S.A.) in 2012 and Azul Conecta (formerly Two Táxi Aéreo Ltda.) in 2020, respectively, and refers to the consideration transferred, less the fair value of assets acquired and liabilities assumed, net.

(b)	As part of the allocation of the purchase price for the acquisition of IntelAzul S.A. (formerly Tudo Azul S.A.) and Azul Conecta (formerly Two Táxi Aéreo Ltda.) the Company recognized the value of operating licenses for certain airport slots, asset with an indefinite useful life.
(c)	The balances of transfers are between the groups of Property and equipment, Right-of-use assets and Intangible assets.
17.3    Impairment of non-financial assets
The Company performs an annual review for impairment indicators in order to assess events or changes in economic, technological, or operating conditions that may indicate that an asset is impaired.
The recoverable amount of an asset or cash-generating unit is the higher of its fair value, less costs to sell and its value in use. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, a provision for impairment is set up by adjusting the carrying amount.
The previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount. The reversal is limited, so that the carrying amount of the asset does not exceed its recoverable amount, nor does it exceed the carrying amount previously determined, net of depreciation or amortization.
The Company operates a single cash-generating unit.
In estimating the asset's value in use, estimated future cash flows are discounted to present value, using a pre-tax discount rate that reflects the weighted average cost of capital for the cash-generating unit.
Aircraft and engines in operation are tested for impairment, by comparing the net carrying amount with the fair value indicated by specialized publications. After this comparison, Management concluded that there are no losses related to the right of use recorded in the asset, and therefore no provision for loss on these assets was recorded.
As disclosed in Note 1.4, the Company intends to sublease the E1 model aircraft, in accordance with its fleet transformation acceleration plan and, accordingly, a provision for impairment was established. The details and assumptions adopted are also included in that note to financial statements.
17.3.1 Impairment of intangible assets without a finite useful life
As of December 31, 2021, the Company performed annual impairment tests, through the discounted cash flow of the cash-generating unit.
The assumptions used in the impairment tests of goodwill and other intangible assets are consistent with the Company's operating plans and internal projections, prepared for a period of five years. After this period, a perpetuity rate of growth of operating projections is assumed. Assumptions and projections are revised and approved by management. The discounted cash flow that determined the value in use of the cash-generating unit was prepared according to the Company’s business plan approved by the Board of Directors on December 9, 2021.
The following assumptions were considered:
•Fleet and capacity: plan for operational fleet, utilization and capacity of aircraft in each route;
•Passenger revenue: historical revenue per seat per kilometer flown with growth in line with the Company's business plan;
•Operating costs: specific performance indicators by cost line, in line with the Company's business plan, as well as macroeconomic assumptions; and
•Investment needs: aligned with the Company’s business plan.
The macroeconomic assumptions commonly adopted include the Gross Domestic Product (“GDP”), and projections of the US dollar, both obtained from the Focus Report issued by the Central Bank of Brazil, in addition to future kerosene barrel prices and interest rates, obtained from specific Bloomberg disclosures.
The result of the impairment test showed that the estimated recoverable amount is greater than the carrying amount allocated to the cash-generating unit and, therefore no adjustment of the recoverable amount to be recorded on December 31, 2021 was identified, as shown below:

	December 31, 2021		December 31, 2020
	Goodwill	Slots	Goodwill	Slots

Carrying amount	901,417	126,547	810,948	82,196
Carrying amount – CGU	8,499,312	—	6,410,447	—
Value in use	35,355,308	2,419,843	32,227,871	1,726,007

Pre-tax discount rate	9.5%	10.5%	10.3%	8.5%
Growth rate in perpetuity	3.0%	3.0%	3.0%	3.0%